Accrued Liabilities	12 Months Ended
Dec. 31, 2011
Notes To Consolidated Financial Statements [Abstract]
Accrued Liabilities [Text Block]

14. Accrued Liabilities

Accrued liabilities are comprised of the following:
	December 31,
	2010	2011
Interest on long-term debt	$1,014	$1,214
Vessels’ operating and voyage expenses	1,245	1,365
Commissions	35	65
Interest on derivatives and other finance expenses	3,345	3,571
General and administrative expenses	264	341
Total	$5,903	$6,556